Aggregate Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-For-Sale Securities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost /Amortized cost	¥ 109,199	¥ 121,308
Available-for-sale, Gross unrealized holding gains	10,663	20,257
Available-for-sale, Gross unrealized holding losses	2,103	4,938
Available-for-sale, Fair value	117,759	136,627
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Cost /Amortized cost	4	4
Available-for-sale, Gross unrealized holding gains	0
Available-for-sale, Gross unrealized holding losses		0
Available-for-sale, Fair value	¥ 4	¥ 4